SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the results of operations of the Company and its majority owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Certain reclassifications have been made to conform to the current year presentation. All dollar amounts are in thousands, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise noted.

The global outbreak of the COVID-19 pandemic continue to rapidly evolve. The Company has taken a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for the employees and securing the supply of materials that are essential to the Company’s production process. At this stage, the impact on the Company’s business and results has not been significant. However, the ultimate impact of the pandemic on our operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicated with confidence, including the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, required social distancing and any additional preventative and protective actions that governments, or the Company, may direct, which could result in an extended period of continued business disruption, reduced customer, collaborator, or supplier traffic and reduced operations.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amount of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions. The Company evaluates the adequacy of its reserves and the estimates used in calculations on an on-going basis. Significant areas requiring management to make estimates include the valuation of equity instruments, measurement of changes in the fair value of earnout consideration liability, estimates of derivative liability associated with the exchangeable notes due December 2026, which will be marked to market each quarter based on a Lattice model approach, changes in the fair value of warrant liabilities, valuation allowances on deferred tax assets which are based on an assessment of recoverability of the deferred tax assets against future taxable income and estimates of the inputs used to calculate the tax receivable agreement liability. See Note 7, 9 and 11 for further discussion of the nature of these assumptions and conditions.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investments with original maturities from the purchase date of three months or less that can be readily convertible into known amounts of cash.Cash and cash equivalents are held at recognized U.S. financial institutions. Interest earned on the short-term investments is reported in the consolidated statements of operations. The carrying amount of cash and cash equivalents approximates its fair value due to its short and liquid nature.

Accounts Receivable

Accounts receivable are recognized net of allowances for doubtful accounts. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Reserves for estimated bad debts are established at the time of sale and are based on an evaluation of accounts receivable aging, and, where applicable, specific reserves on a customer-by-customer basis, creditworthiness of the Company’s customers and prior collection experience to estimate the ultimate collectability of these receivables. At the time the Company determines that a receivable balance, or any portion thereof, is deemed to be permanently uncollectible, the balance is then written off. The Company did not recognize any accounts receivable allowance for doubtful accounts at December 31, 2021 and 2020.

Inventories

Inventories are stated at the lower of cost or net realizable value, using the first-in, first-out method. Inventories consist of raw material, work in process and finished goods. The Company establishes reserves as necessary for obsolescence and excess inventory. The Company records a reserve for excess and obsolete inventory based upon a calculation using the historical experience, expected future sales volumes, the projected expiration of inventory and specifically identified obsolete inventory.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which ranges from one to ten years. Leasehold improvements are recorded at cost, less accumulated amortization, which is computed on straight-line basis over the shorter of the useful lives of the assets or the remaining lease term.Expenditures for maintenance and repairs are charged to expense as incurred. The Company evaluates the depreciation periods of property and equipment to determine whether events or circumstances indicate that the asset’s carrying value is not recoverable or warrant revised estimates of useful lives.

Revenue Recognition

The Company recognizes revenue in accordance with accounting standard ASC 606 when the performance obligations under the terms of the Company’s contracts with its customers have been satisfied. This occurs at the point in time when control of the specific goods or services as specified by each purchase order are transferred to customers. Specific goods refers to the products offered by the Company, including metal cards, high security documents, and pre-laminated materials. Transfer of control passes to customers upon shipment or upon receipt, depending on the agreement with the specific customers. ASC 606 requires entities to record a contract asset when a performance obligation has been satisfied or partially satisfied, but the amount of consideration has not yet been received because the receipt of the consideration is conditioned on something other than the passage of time. ASC 606 also requires an entity to present a revenue contract as a contract liability in instances when a customer pays consideration, or an entity has a right to an amount of consideration that is unconditional (e.g. receivable), before the entity transfers a good or service to the customer. The Company did not have any contract assets or liabilities as of December 31, 2021 and 2020.

The Company invoices its customers at the time at which control is transferred, with payment terms ranging between 15 and 60 days depending on each individual contract. As the payment is due within 90 days of the invoice, a significant financing component is not included within the contracts.

The majority of the Company’s contracts with its customers have the same performance obligation of manufacturing and transferring the specified number of cards to the customer. Each individual card included within an order constitutes a separate performance obligation, which is satisfied upon the transfer of goods to the customer. The contract term as defined by ASC 606 is the length of time it takes to deliver the goods or services promised under the purchase order or statement of work. As such, the Company’s contracts are generally short term in nature.

Revenue is measured in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company accounts for shipping and handling as activities to fulfill its promise to transfer the associated products to its customers. Accordingly, the Company records amounts billed to customers for shipping and handling as revenue. Revenue is recognized net of variable consideration such as discounts, rebates, and returns.

The Company’s products do not include an unmitigated right of return unless the product is non- conforming or defective. If the goods are non-conforming or defective, the defective goods are replaced or reworked or, in certain instances, a credit is issued for the portion of the order that was non- conforming or defective. A provision for sales returns and allowances is recorded based on experience with goods being returned. Most returned goods are re-worked and subsequently re-shipped to the customer and recognized as revenue. Historically, returns have not been material to the Company. Additionally, the Company has a rebate program with certain customers allowing for a rebate based on achieving a certain level of shipped sales during the calendar year. This rebate is estimated and updated throughout the year and recorded against revenues and the related accounts receivable. The Company did not have any contract assets or liabilities as of December 31, 2021 and 2020.

Shipping and Handling Costs

Amounts billed to customers for shipping and handling are classified as revenue. Costs incurred in shipping and handling are recognized in Cost of goods sold in the consolidated statements of operations. Total Shipping and handling costs were approximately $2,308, $1,596, and $1,752, for the years ended December 31, 2021, 2020, and 2019, respectively.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense of approximately $17,434, $181, and $313 for the years ended December 31, 2021, 2020, and 2019, respectively, were included in Selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes

Income taxes are applied to the income attributable to the controlling interest (see Note 8 ) as the income attributable to the non-controlling interest is pass-through income. The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company will continue to evaluate the realizability of our deferred tax assets and liabilities on a quarterly basis, and will adjust such amounts in light of changing facts and circumstances, including but not limited to future projections of taxable income, tax legislation, rulings by relevant tax authorities and the progress of ongoing tax audits, if any. we consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized in future periods.

The Company was not subject to income taxes due to the then equity structure of the Company prior to Business Combination and was subject to pass through income taxes. Federal, state and local income tax returns for years prior to 2019 are no longer subject to examination by tax authorities.

Equity-Based Compensation

The Company has equity-based compensation plans and a profits interest which are described in more detail in Note 9. Compensation cost relating to equity-based awards as provided by the arrangements are recognized in the consolidated statements of operations over the requisite service period based on the grant date fair value of such awards. The Company determines the fair value of each option on the date of grant using the Black‑Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, forfeiture rate and expected dividend yield. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates, in order to derive the Company’s best estimate of awards ultimately expected to vest.

Earnout Consideration

As a result of the Business Combination, certain of Holdings’ equity holders have the right to receive an aggregate of up to 7,500,000 additional (i) shares of the Company’s class A common stock or (ii) Holdings’ Units (and a corresponding number of shares of the Company’s class B common stock), as applicable, in earnout consideration based on the achievement of certain stock price thresholds (collectively, the “Earnouts”). The valuation of the Earnouts was determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. The Company classifies the Earnouts as liabilities at their fair value on the consolidated balance sheet and adjusts the fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in revaluation of Earnout consideration liability in the Company's consolidated statements of operations. A portion of the liability was considered compensation and expensed. See Note 9.

Warrant Liability

The Company accounts for the warrants in accordance with the guidance contained in ASC 815 under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value within warrant liability on the consolidated balance sheet and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in revaluation of warrant liability in the Company’s consolidated statements of operations. The Private Placement Warrants were valued using a Black-Scholes option pricing model. The Public Warrants were valued using the quoted market price as the fair value at the end of each balance sheet date. See Note 11 for more details.

Tax Receivable Liability

As a result of the Business Combination, the Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with Holdings and holders of interests in Holdings. Pursuant to the Tax Receivable Agreement, the Company is required to pay to participating holders of membership units in Holdings 90% of the amount of savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of the utilization of certain tax attributes. The Company recorded $24,500 in tax receivable liability which is recognized in the Company's balance sheet as of December 31, 2021.

Selling, General and Administrative

Selling, general and administrative (“SG&A”) expenses primarily include expenses related to salaries and commissions, transaction costs, and professional fees. Included in SG&A during the years ended December 31, 2021, 2020, and 2019 were salaries and commissions of $16,103, $12,650, and $14,824, transaction costs of $2,784, $264, and $1,065 and professional fees of $8,350, $6,536, and $4,546, respectively.

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period. The weighted-average number of common shares outstanding during the period includes Class A common stock but is exclusive of Class B common stock as these shares have no economic or participating rights. The Company applies the lower of the treasury stock method or the two-class method in calculating net income (loss) per common share. Diluted net income per share is computed by dividing the net income by the basic weighted-average number of common shares outstanding during the period, adjusted for the potentially dilutive shares of common stock equivalents resulting from the assumed exercise of the warrants, Earnouts, equity awards, Class B units and exchangeable notes only if the effect is not anti-dilutive.

Market and Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of investments in cash, cash equivalents, short-term investments and accounts receivable. The Company’s primary exposure is credit risk on receivables as the Company does not require any collateral for its accounts receivable. Credit risk is the loss that may result from a trade customer’s or counterparty’s nonperformance. The Company uses credit policies to control credit risk, including utilizing an established credit approval process, monitoring customer and counterparty limits, monitoring changes in a customer’s credit rating, employing credit mitigation measures such as analyzing customers’ financial statements, and accepting personal guarantees and various forms of collateral. The Company believes that its customers and counterparties will be able to satisfy their obligations under their contracts.

The Company maintains cash, cash equivalents with approved federally insured financial institutions. Such deposit accounts at times may exceed federally insured limits. The Company is exposed to credit risks and liquidity in the event of default by the financial institutions or issuers of investments in excess of FDIC insured limits. The Company performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any institution if required. The Company has not experienced any losses on such accounts.

Fair Value Measurements

The Company determines fair value in accordance with ASC 820 which established a hierarchy for the inputs used to measure the fair value of financial assets and liabilities based on the source of the input, which generally range from quoted prices for identical instruments in a principal trading market i.e. Level 1 to estimates determined using significant unobservable inputs i.e. Level 3. The fair value hierarchy prioritizes the inputs, which refer to assumptions that market participants would use in pricing an asset or liability, based upon the highest and best use, into three levels as follows:

The standard describes three levels of inputs that may be used to measure fair value::

●	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2: Observable inputs other than unadjusted quoted prices in active markets for identical assets or liabilities such as:
●	Quoted prices for similar assets or liabilities in active markets
●	Quoted prices for identical or similar assets or liabilities in inactive markets
●	Inputs other than quoted prices that are observable for the asset or liability
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other mean
●	Level 3: Unobservable inputs in which there is little or no market data available, which are significant to the fair value measurement and require the Company to develop its own assumptions.

The Company’s financial assets and liabilities measured at fair value consisted of cash and cash equivalents, accounts receivable and accounts payable, debt, warrants and earnout consideration. Cash and cash equivalents consisted of bank deposits and short-term investments, such as money market funds, the fair value of which is based on quoted market prices, a Level 1 fair value measure. As of December 31, 2021 and December 31, 2020, the carrying values of cash, accounts receivable and accounts payable approximate fair value because of the short-term maturity of these instruments. The fair value of the Company's debt approximates the carrying value for all periods presented. The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. See Note 11.

Segments

The Company is managed and operated as one business as the entire business is managed by a single management team that reports to the Chief Executive Officer and President. The Company’s chief operating decision-maker is its Chief Executive Officer and President, who makes resource allocation decisions and assesses performance based on financial information presented on an aggregate basis.The Company does not operate separate lines of business with respect to any of its products and does not prepare discrete financial information to allocate resources to separate products or by location. Accordingly, the Company views its business as one reportable operating segment.

Recent Accounting Pronouncements — Adopted

In August 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) ("ASU 2020-06") to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity's own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity's own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 effective January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company's financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases” Topic 842, which amends the guidance in former ASC Topic 840, Leases. The new standard increases transparency and comparability most significantly by requiring the recognition by lessees of right-of-use (“ROU”) assets and lease liabilities on the balance sheet for all leases longer than 12 months. Under the standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. For lessees, leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The Company adopted the new lease guidance effective January 1, 2021 using the modified retrospective transition approach, applying the new standard to all of its leases existing at the date of initial application which is the effective date of adoption. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2021. The Company elected the package of practical expedients which permits to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. The Company did not elect the hindsight practical expedient which permits entities to use hindsight in determining the lease term and assessing impairment. The adoption of the lease standard did not change the Company’s previously reported consolidated statements of operations and did not result in a cumulative catch-up adjustment to opening equity. The adoption of the new guidance resulted in the recognition of ROU assets of $6,298 and lease liabilities of $6,875. The difference between the ROU assets and the lease liabilities is primarily due to unamortized lease incentive and deferred rent related to the Company’s operating leases at December 31, 2020.

The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilized its incremental borrowing rate (“IBR”), which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. In calculating the present value of the lease payments, the Company elected to utilize its incremental borrowing rate based on the remaining lease terms as of the January 1, 2021 adoption date. The Company utilized a synthetic credit rating model including fundamental analysis per S&P Global Market Intelligence. The Company then utilized the Bloomberg BVAL Pricing Source to determine the option-adjusted spread and added the United States Treasury Constant Maturity for the applicable terms to determine the term structure of the IBR. Based on these calculations, the Company determined applicable discount rates for various points along the yield curve as of January 1, 2021. As a reasonableness check for the yield curve, the Company considered its then revolving credit agreement amendment on November 5, 2020, which extended the term of the agreement through November 5, 2023. The base interest rate on the loan was calculated as LIBOR plus 300 bps which approximates 3.41%. This rate was generally consistent with the yield curve derived, thus the Company determined that the yield curve was appropriate for determining the discount rates for its leases. The Company then interpolated the discount rates in the yield curve to determine the discount rate for each of its existing leases at January 1, 2021.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives incurred, if any. The Company’s lease terms may include options to extend the lease when it is reasonably certain that we will exercise that option. Our leases have remaining lease terms of 1 year to 5 years, some of which include options to extend the lease term for up to 3 years.

The Company has elected the practical expedient to combine lease and non-lease components as a single component. The lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the balance sheet as right-of-use assets, current operating lease liabilities and non-current operating lease liabilities.

The new standard also provides practical expedients and certain exemptions for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases where the initial lease term is one year or less or for which the ROU asset at inception is deemed immaterial, the Company will not recognize ROU assets or lease liabilities. Those leases are expensed on a straight line basis over the term of the lease.

Operating Leases

The Company through its wholly-owned subsidiary Holdings leases certain office space and manufacturing space under arrangements currently classified as leases under ASC 842. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Most leases include one or more options to renew, with renewal options ranging from 1 to 5 years. The exercise of lease renewal options is at the Company’s sole discretion.

Effective April 1, 2012, the Company entered into a 10-year lease for its office and manufacturing facilities in Somerset, New Jersey terminating in 2022. The lease contains escalating rental payments, exclusive of required payments for increases in real estate taxes and operating costs over base period amounts. The agreement provides for a five year renewal option. The lease provides for monthly payments of rent during the lease term. These payments consist of base rent, and additional rent covering customary items such as charges for utilities, taxes, operating expenses, and other facility fees and charges. The base rent is currently approximately $324 per year, which reflects an annual 3% escalation factor. The Company exercised its renewal option in December 2020.

Effective August 1, 2014, the Company entered into a 4-year lease for additional office and manufacturing space in Somerset, New Jersey terminating in July 31, 2018. The lease contains escalating rental payments. The Company has the option to extend the term for two periods of two years each. The Company has exercised both renewal options with last one exercised in 2020. The base rent is currently approximately $106 per year, which reflects an annual 3% escalation factor.

Effective June 16, 2016, the Company entered into a 10-year lease for a new facility. The lease contains escalating rental payments and terminates on September 30, 2026. The agreement also provides for a renewal option at a fixed rate. The base rent is currently approximately $825 per year, which reflects an annual 3% escalation factor.

The Company’s leases have remaining lease terms of 1 to 5 years. The Company does not include any renewal options in lease terms when calculating lease liabilities as the Company is not reasonably certain that it will exercise these options. Two of our leases include the early termination option in the lease term, however, it was not included in the lease terms when calculating the lease liability since the Company determined that it is reasonably certain it will not terminate the leases prior to the termination date.

The weighted-average remaining lease term for our operating leases was 4.8 years at December 31, 2021. The weighted-average discount rate was 3.73% at December 31, 2021.

ROU assets and lease liabilities related to our operating leases are as follows:

	Balance Sheet Classification	December 31, 2021
Right-of-use assets	Right of use assets	$5,246
Current lease liabilities	Current portion of lease liabilities	1,119
Non-current lease liabilities	Non-current portion of lease liabilities	4,709

The Company has lease agreements that contain both lease and non-lease components. The Company accounts for lease components together with non-lease components (e.g., common-area maintenance). Variable lease costs are based on day to day common-area maintenance costs related to the lease agreements and are recognized as incurred. The components of lease costs were as follows:

Twelve-month period ended
December 31, 2021
Operating lease cost	$1,305
Variable lease cost	444
Total lease cost	$1,749

Future minimum commitments under all non-cancelable operating leases are as follows:

2022	$1,294
2023	1,298
2024	1,263
2025	1,302
2026	1,096
Later years	97
Total lease payments	6,350
Less: Imputed interest	522
Present value of lease liabilities	$5,828

Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

Twelve-month period ended
December 31, 2021
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$1,272
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$—

Recent Accounting Pronouncements – Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform ("ASU 2020-04"). ASU 2020-04 provides optional guidance for a limited period of time to ease potential accounting impact associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate ("LIBOR"). The amendments in this ASU apply only to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued. The amendments in ASU 2020-04 can be adopted as of March 12, 2020 and are effective through December 31, 2022. However, it cannot be applied to contract modifications that occur after December 31, 2022. LIBOR was expected to be phased out at the end 2021. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial statements prior to adoption.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU provides guidance for recognizing credit losses on financial instruments based on an estimate of current expected credit losses model. This new standard amends the current guidance on the impairment of financial instruments and adds an impairment model known as current expected credit loss (CECL) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity will recognize as an allowance its estimate of expected credit losses. The FASB subsequently issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses to clarify and address certain items related to the amendments in ASU 2016-13. ASC 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim reporting periods within those fiscal years with early adoption permitted. The Company does not anticipate a significant impact on its consolidated financial statements based on its historical trend of bad debt expense relating to trade accounts receivable.